UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07444)

American Strategic Income Portfolio Inc. III

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30

Date of reporting period: 05/31/14

Item 1. Schedule of Investments

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 52.9%
Commercial Loans — 37.1%
150 North Pantano I, Tucson, AZ, 5.90%, 8/1/14 ¶ ¿	1/4/05	$3,525,000	$3,526,138	$1,875,300
150 North Pantano II, Tucson, AZ, 14.88%, 8/1/14 ¶ ¿	1/4/05	440,000	440,259	76,410
2165 Shermer Road, Northbrook, IL, 4.13%, 9/1/28	8/13/13	2,347,380	2,347,380	2,364,530
5600 University Boulevard, Albuquerque, NM, 5.10%, 2/1/24	1/31/14	2,978,072	2,978,072	3,126,976
8324 East Hartford Drive I, Scottsdale, AZ, 6.90%, 5/1/20 ¶	4/8/04	3,220,015	3,369,044	3,220,015
Allegiance Health, Jackson, MI, 5.88%, 1/1/21	12/28/10	8,147,448	8,147,448	8,554,820
Biltmore Lakes Corporate Center, Phoenix, AZ, 4.88%, 9/1/14 ¶	8/2/04	1,699,365	1,699,365	1,182,079
Cresthaven Medical, Memphis, TN, 3.88%, 6/1/18	5/6/13	2,343,750	2,343,750	2,303,091
Jilly’s American Grill, Scottsdale, AZ, 6.38%, 3/1/17	8/19/05	1,802,927	1,802,927	1,802,927
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/14 ¶ ¿Δ	7/26/06	11,135,604	11,136,400	6,892,092
NCH Commercial Pool II, Rocky Point, Mexico, 11.93%, 8/1/14 ¶ ¿	12/4/07	14,000,000	14,242,166	6,934,999
North Austin Business Center, Austin, TX, 5.65%, 11/1/18	10/29/04	3,286,700	3,286,700	3,451,035
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17	3/26/07	4,496,317	4,496,317	4,586,244
RealtiCorp Fund III, Orlando/Crystal River, FL, 5.93%, 7/1/14 ¶	2/28/06	3,972,755	3,972,755	3,972,755
Spa Atlantis, Pompano Beach, FL, 7.93%, 8/1/14 ¶	9/30/05	11,000,000	11,000,000	11,000,000
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15 ¶	8/25/04	3,204,207	3,204,207	3,204,207

			77,992,928	64,547,480

Multifamily Loans — 15.8%
Chateau Club Apartments I, Athens, GA, 6.68%, 12/1/12 ¶ ¿§	12/20/07	6,000,000	6,000,000	4,818,144
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/12 ¶ § S	12/20/07	2,991,624	2,991,624	2,054,968
El Dorado Apartments I, Tucson, AZ, 5.65%, 9/1/17 ¶	8/26/04	2,420,444	2,422,853	2,420,444
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/17	8/26/04	335,987	335,987	274,726
Gateway Villages Apartments, Clare, MI, 4.96%, 5/1/27	4/10/14	3,200,000	3,200,000	3,360,000
Good Haven Apartments, Dallas, TX, 4.88%, 8/1/17 ¶	8/24/04	2,350,000	2,350,000	2,350,000
Montevista Apartments, Fort Worth, TX, 7.43%, 3/1/17 ¶	8/30/07	7,308,000	7,308,000	6,790,206
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 8/1/14 ¶ ¿	10/17/06	4,933,450	4,943,515	153,938
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 ¶ ¿§	1/17/07	3,328,000	3,328,000	1,770,496
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶ ¿§	1/17/07	416,000	416,000	103,598
RiverPark Land Lot III, Oxnard, CA, 4.90%, 10/1/12 ¶ §	10/9/07	3,650,000	3,650,000	3,472,351

			36,945,979	27,568,871

Total Whole Loans			114,938,907	92,116,351

Private Mortgage-Backed Security ¥ Ä — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	21,011	16,250	—

Corporate Bonds — 41.3%
Consumer Cyclical ☒ — 0.6%
American Water Capital, 4.30%, 12/1/42		1,000,000	1,017,171	1,010,936

Real Estate Investment Trusts — 40.7%
American Campus Communities Operating Partnership, 3.75%, 4/15/23		3,100,000	2,984,730	3,054,536
BioMed Realty, 4.25%, 7/15/22 ☒		1,755,000	1,837,758	1,817,046
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,000,000	1,988,487	2,021,886
Corporate Office Properties, 3.60%, 5/15/23		2,000,000	1,918,949	1,917,404
Developers Diversified Realty, 4.63%, 7/15/22 ☒		3,200,000	3,477,196	3,443,987
Digital Realty, 5.88%, 2/1/20 ☒		2,536,000	2,744,310	2,809,018
Digital Realty, 5.25%, 3/15/21 ☒		3,000,000	3,320,512	3,234,042
Duke Realty, 6.75%, 3/15/20		2,000,000	2,370,091	2,394,346

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Duke Realty, 4.38%, 6/15/22	$1,150,000	$1,218,532	$1,215,865
Equity One, 3.75%, 11/15/22 ☒	6,055,000	6,014,076	6,025,748
Essex Portfolio, 3.63%, 8/15/22 ☒	4,600,000	4,605,201	4,659,593
Essex Portfolio, 3.38%, 1/15/23 ☒ ■	2,425,000	2,346,420	2,401,279
Health Care REIT, 3.75%, 3/15/23	1,175,000	1,185,241	1,187,214
Hospitality Properties, 5.00%, 8/15/22 ☒	4,390,000	4,499,996	4,681,957
Hospitality Properties, 4.50%, 6/15/23 ☒	2,000,000	1,999,981	2,047,346
Host Hotels & Resorts, 3.75%, 10/15/23 ☒	3,000,000	2,946,534	2,984,145
Kilroy Realty, 3.80%, 1/15/23 ☒	2,000,000	1,989,755	2,023,302
Mack-Cali Realty, 7.75%, 8/15/19 ☒	1,025,000	1,205,563	1,227,205
Mid-America Apartments, 4.30%, 10/15/23	1,650,000	1,644,832	1,718,571
National Retail Properties, 3.30%, 4/15/23 ☒	5,150,000	4,839,460	5,034,558
Post Apartment Homes, 3.38%, 12/1/22	595,000	594,665	580,711
Senior Housing Properties, 4.75%, 5/1/24	3,000,000	3,001,340	3,069,081
Senior Housing Properties, 5.63%, 8/1/42 ☒	2,250,000	2,191,000	2,095,200
Ventas Realty, 5.45%, 3/15/43	4,970,225	4,998,520	4,775,392
Vornado Realty, 5.00%, 1/15/22 ☒	1,735,000	1,805,288	1,898,196
Washington REIT, 3.95%, 10/15/22 ☒	2,510,000	2,595,849	2,513,933

		70,324,286	70,831,561

Total Corporate Bonds		71,341,457	71,842,497

U.S. Government Agency Mortgage-Backed Securities a — 5.3%
Fixed Rate — 5.3%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	453,485	457,574	481,480
9.00%, 7/1/30, #C40149	63,877	64,969	75,720
5.00%, 5/1/39, #G05430	1,001,109	1,023,676	1,102,624
3.50%, 6/1/42, #C09000	408,546	431,685	421,008
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	22,010	22,035	22,706
5.50%, 2/1/17, #623874	35,271	35,251	37,439
5.50%, 6/1/17, #648508	32,161	32,202	34,153
5.00%, 9/1/17, #254486	49,892	49,928	53,033
5.00%, 11/1/17, #657356	70,132	70,237	74,576
6.50%, 6/1/29, #252497	155,829	155,167	176,688
7.50%, 5/1/30, #535289	39,992	39,129	45,555
8.00%, 5/1/30, #538266	23,747	23,554	24,865
8.00%, 6/1/30, #253347	50,085	49,677	59,951
5.00%, 12/1/35, #995317	1,675,686	1,719,193	1,857,665
5.00%, 7/1/39, #935512	889,067	904,291	982,889
5.00%, 7/1/39, #AA9716	3,360,193	3,440,195	3,717,325

Total U.S. Government Agency Mortgage-Backed Securities		8,518,763	9,167,677

Preferred Stocks — 37.5%
Real Estate Investment Trusts — 37.5%
Alexandria Real Estate Equities, Series E ☒	206,080	5,206,973	5,182,912
Boston Properties, Series B	233,480	5,673,701	5,288,322
CommonWealth REIT, Series E ☒	71,548	1,791,008	1,835,206
Digital Realty, Series E ☒	20,171	514,524	515,974
Digital Realty, Series F ☒	164,026	4,108,851	4,087,528
Digital Realty, Series G	26,367	599,121	586,138
Duke Realty, Series J ☒	56,556	1,203,278	1,422,740
Duke Realty, Series L ☒	13,000	325,650	325,000
Health Care REIT, Series J ☒	196,600	5,186,949	5,068,348

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	VALUE ¶
Hospitality Properties, Series D ☒	163,212	$4,127,357	$4,250,041
Kimco Realty, Series I	58,480	1,381,498	1,460,246
Kimco Realty, Series J ☒	126,891	3,184,070	2,907,073
Kimco Realty, Series K	42,333	1,070,441	985,936
National Retail Properties, Series D ☒	195,623	4,883,237	4,970,057
PS Business Parks, Series R	37,373	1,004,213	963,102
PS Business Parks, Series S ☒	27,800	724,910	707,788
PS Business Parks, Series T ☒	123,291	3,075,856	3,002,136
PS Business Parks, Series U	21,300	532,500	497,781
Public Storage, Series P	11,300	299,450	294,365
Public Storage, Series Q	24,892	615,870	655,904
Public Storage, Series R	4,000	100,600	103,560
Public Storage, Series S ☒	62,000	1,521,190	1,553,094
Public Storage, Series T ☒	63,578	1,670,070	1,562,747
Public Storage, Series U	20,894	441,908	503,336
Public Storage, Series X	20,200	507,660	458,944
Realty Income, Series E ☒	36,520	824,632	929,069
Realty Income, Series F ☒	153,162	4,062,388	3,925,542
Regency Centers, Series F ☒	191,817	4,987,634	4,929,697
Vornado Realty, Series J	6,496	161,750	172,014
Vornado Realty, Series K ☒	126,480	3,244,075	2,995,046
Vornado Realty, Series L	75,000	1,792,750	1,722,000
Weingarten Realty Investors, Series F ☒	56,143	1,279,575	1,423,786

Total Preferred Stocks		66,103,689	65,285,432

Total Unaffiliated Investments		260,919,066	238,411,957

Short-Term Investment — 1.1%
First American Prime Obligations Fund, Class Z, 0.02% W	1,926,201	1,926,201	1,926,201

Total Investments ▲ — 138.1%		$262,845,267	$240,338,158

Other Assets and Liabilities, Net — (38.1)%			(66,362,485)

Total Net Assets — 100.0%			$173,975,673

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2014, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2014, the total fair value of these securities was $92,116,351 or 52.9% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2014. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2014.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

Δ	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2014.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Participating Loan - A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

Ä	Non-Income Producing Security - that is not considered to be in default of its original terms.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2014, securities valued at $103,523,161 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$58,600,000	1.00%	$1,629

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

*	Interest rate as of May 31, 2014. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

American Water Capital, 4.30%, 12/1/42, $1,000,000 par

BioMed Realty, 4.25%, 7/15/22, $1,755,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,000,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,200,000 par

Digital Realty, 5.88%, 2/1/20, $2,536,000 par

Digital Realty, 5.25%, 3/15/21, $3,000,000 par

Equity One, 3.75%, 11/15/22, $6,055,000 par

Essex Portfolio, 3.63%, 8/15/22, $4,600,000 par

Essex Portfolio, 3.38%, 1/15/23, $2,425,000 par

Hospitality Properties, 5.00%, 8/15/22, $4,390,000 par

Hospitality Properties, 4.50%, 6/15/23, $2,000,000 par

Host Hotels & Resorts, 3.75%, 10/15/23, $3,000,000 par

Kilroy Realty, 3.80%, 1/15/23, $2,000,000 par

Mack-Cali Realty, 7.75%, 8/15/19, $1,025,000 par

National Retail Properties, 3.30%, 4/15/23, $5,150,000 par

Senior Housing Properties, 5.63%, 8/1/42, $2,250,000 par

Vornado Realty, 5.00%, 1/15/22, $1,735,000 par

Washington REIT, 3.95%, 10/15/22, $2,510,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 206,080 shares

CommonWealth REIT, Series E, 71,548 shares

Digital Realty, Series E, 20,171 shares

Digital Realty, Series F, 164,026 shares

Duke Realty, Series J, 56,556 shares

Duke Realty, Series L, 13,000 shares

Health Care REIT, Series J, 196,600 shares

Hospitality Properties, Series D, 163,212 shares

Kimco Realty, Series J, 126,891 shares

National Retail Properties, Series D, 195,623 shares

PS Business Parks, Series S, 27,800 shares

PS Business Parks, Series T, 123,291 shares

Public Storage, Series S, 62,000 shares

Public Storage, Series T, 63,578 shares

Realty Income, Series E, 36,520 shares

Realty Income, Series F, 153,162 shares

Regency Centers, Series F, 191,817 shares

Vornado Realty, Series K, 126,480 shares

Weingarten Realty Investors, Series F, 56,143 shares

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On May 31, 2014, the total fair value of these investments was $2,401,279 or 1.4% of total net assets.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2014, securities valued at $9,167,677 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$8,675,000	5/7/14	0.37%	6/5/14	$2,586	(1)

*	Interest rate as of May 31, 2014. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $453,485 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $63,877 par

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,001,109 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $408,546 par

Federal National Mortgage Association, 6.00%, 10/1/16, $22,010 par

Federal National Mortgage Association, 5.50%, 2/1/17, $35,271 par

Federal National Mortgage Association, 5.50%, 6/1/17, $32,161 par

Federal National Mortgage Association, 5.00%, 9/1/17, $49,892 par

Federal National Mortgage Association, 5.00%, 11/1/17, $70,132 par

Federal National Mortgage Association, 6.50%, 6/1/29, $155,829 par

Federal National Mortgage Association, 7.50%, 5/1/30, $39,992 par

Federal National Mortgage Association, 8.00%, 5/1/30, $23,747 par

Federal National Mortgage Association, 8.00%, 6/1/30, $50,085 par

Federal National Mortgage Association, 5.00%, 12/1/35, $1,675,686 par

Federal National Mortgage Association, 5.00%, 7/1/39, $889,067 par

Federal National Mortgage Association, 5.00%, 7/1/39, $3,360,193 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2014.

▲	On May 31, 2014, the cost of investments for federal income tax purposes was approximately $262,845,267. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,662,555
Gross unrealized depreciation	(26,169,664)

Net unrealized depreciation	$(22,507,109)

REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2014, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$92,116,351	$92,116,351
Private Mortgage-Backed Security†	—	—	—	—
Corporate Bonds	6,870,592	64,971,905	—	71,842,497
U.S. Government Agency Mortgage-Backed Securities	—	9,167,677	—	9,167,677
Preferred Stocks	65,285,432	—	—	65,285,432
Short-Term Investment	1,926,201	—	—	1,926,201

Total Investments	$74,082,225	$74,139,582	$92,116,351	$240,338,158

†	This category includes one security classified in Level 3 which is valued at zero.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Private Mortgage- Backed Security†	Total Fair Value
Balance as of August 31, 2013	$94,435,747	$—	$94,435,747
Accrued discounts/premiums	—	553	553
Realized gain (loss)	(1,434,431)	(3,236)	(1,437,667)
Net change in unrealized appreciation or depreciation	2,993,910	2,683	2,996,593
Purchases	6,228,454	—	6,228,454
Sales	(10,107,329)	—	(10,107,329)

Balance as of May 31, 2014	$92,116,351	$—	$92,116,351

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2014	$1,370,050	$2,683	$1,372,733

†	This category includes one security classified in Level 3 which is valued at zero.

During the period ended May 31, 2014, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities and Corporate Bonds

U.S. government agency mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio III (CSP)

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
CSP*
Commercial & Multifamily Whole Loans	$27,013,782	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	1.86% – 1.97% (1.91%) 0.00 – 1.83 (1.17)
Commercial & Multifamily Whole Loans	51,049,423	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	3,645,796	Price Floor	Loss Severity	46.8%
Commercial & Multifamily Whole Loans	10,407,350	Appraisal	N/A	N/A

*	The fund’s investments classified as Level 3 include a private mortgage-backed security that is fair valued at zero.

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	July 30, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2014